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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                         Pioneer Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer Emerging Markets Local Currency Debt Fund
			Schedule of Investments 7/31/14 (unaudited)

	Principal Amount ($)	S&P/Moody's Ratings		Value

			CORPORATE BONDS - 43.8%
			Transportation - 2.2%
			Railroads - 2.2%
RUB	12,000,000	BBB/Baa1	Russian Railways via RZD Capital Plc, 8.3%, 4/2/19	$303,989
			Total Transportation	$303,989
			Food, Beverage & Tobacco - 1.5%
			Agricultural Products - 1.5%
BRL	500,000	NR/Ba2	Cosan Luxembourg SA, 9.5%, 3/14/18	$200,031
			Total Food, Beverage & Tobacco	$200,031
			Banks - 23.1%
			Diversified Banks - 21.8%
TRY	1,150,000	NR/Baa3	Akbank TAS, 7.5%, 2/5/18	$496,651
BRL	700,000	BB+/Baa3	Banco ABC Brasil SA, 8.5%, 3/28/16	295,843
BRL	300,000	BBB-/Baa2	Banco Santander Brasil SA Cayman Islands, 8.0%, 3/18/16	126,750
CLP	50,000,000	A/Aa3	Banco Santander Chile, 6.5%, 9/22/20 (144A)	87,021
RUB	13,000,000	NR/Aa3	Export-Import Bank of Korea, 7.55%, 8/27/15	347,270
TRY	270,000	NR/Aa3	Export-Import Bank of Korea, 8.2%, 5/31/16	122,109
IDR	1,000,000,000	A+/Aa3	Export-Import Bank of Korea, 8.4%, 7/6/16	85,985
RUB	12,000,000	NR/Baa3	Gazprombank OJSC Via GPB Eurobond Finance Plc, 8.617%, 12/15/15	325,218
IDR	1,000,000,000	NR/Aaa	Inter-American Development Bank, 7.25%, 7/17/17	86,041
NGN	50,000,000	AAA/Aaa	International Bank for Reconstruction & Development, 10.0%, 10/28/15	305,775
BRL	400,000	NR/Baa2	Itau Unibanco Holding SA, 10.5%, 11/23/15	173,691
RON	650,000	NR/NR	Raiffeisen Bank SA, 5.35%, 5/15/19	204,831
	120,000	NR/Baa2	Standard Bank Plc, 8.125%, 12/2/19	141,600
TRY	300,000	NR/NR	Turkiye Is Bankasi, 9/24/14 (b)	138,081
				$2,936,866
			Regional Banks - 1.3%
IDR	2,000,000,000	A+/Aa3	JPMorgan Chase Bank NA, 7.7%, 6/1/16	$170,797
			Total Banks	$3,107,663
			Diversified Financials - 6.2%
			Other Diversified Financial Services - 6.2%
BRL	700,000	NR/Baa2	Banco Safra SA, 10.25%, 8/8/16	$298,558
ZAR	6,600,000	BBB+/NR	Development Bank of Southern Africa, Ltd., 12/31/27 (b)	184,623
PLN	870,000	AAA/Aaa	European Investment Bank, 4.25%, 10/25/22	299,936
RUB	2,000,000	BBB-/Baa3	Federal Grid Co OJS via Federal Grid Finance, Ltd., 8.446%, 3/13/19	50,945
				$834,062
			Total Diversified Financials	$834,062
			Telecommunication Services - 4.8%
			Integrated Telecommunication Services - 0.9%
BRL	300,000	BB+/Baa3	Oi SA, 9.75%, 9/15/16	$122,161
			Wireless Telecommunication Services - 3.9%
MXN	2,000,000	A-/A2	America Movil SAB de CV, 6.0%, 6/9/19	$153,509
MXN	5,000,000	A-/A2	America Movil SAB de CV, 6.45%, 12/5/22	370,592
				$524,101
			Total Telecommunication Services	$646,262
			Utilities - 5.0%
			Electric Utilities - 2.6%
COP	400,000,000	NR/Baa3	Empresas Publicas de Medellin ESP, 8.375%, 2/1/21	$224,865
ZAR	2,000,000	BBB-/Baa3	Eskom Holdings SOC, Ltd., 12/31/18 (b)	124,136
				$349,001
			Independent Power Producers & Energy Traders - 2.4%
COP	560,000,000	BBB/NR	Emgesa SA ESP, 8.75%, 1/25/21	$323,471
			Total Utilities	$672,472
			Government - 1.0%
			Government - 1.0%
INR	8,000,000	AAA/NR	European Bank for Reconstruction & Development, 8.0%, 11/12/14	$133,115
			Total Government	$133,115
			TOTAL CORPORATE BONDS
			(Cost $6,721,559)	$5,897,594

			FOREIGN GOVERNMENT BONDS - 53.2%
BRL	150,000	BBB+/Baa2	Brazil Letras do Tesouro Nacional, 7/1/15 (b)	$60,090
BRL	200,000	BBB+/Baa2	Brazil Letras do Tesouro Nacional, 7/1/16 (b)	71,630
COP	250,000,000	BBB/Baa2	Colombia Government International Bond, 7.75%, 4/14/21	149,573
COP	100,000,000	BBB+/Baa2	Colombian TES, 10.0%, 7/24/24	65,839
ZAR	3,000,000	NR/NR	Eskom Holdings SOC, Ltd., 10.0%, 1/25/23	303,501
HUF	20,000,000	BB/Ba1	Hungary Government Bond, 6.5%, 6/24/19	95,128
HUF	30,000,000	BB/Ba1	Hungary Government Bond, 6.75%, 2/24/17	139,365
HUF	40,000,000	BB/Ba1	Hungary Government Bond, 7.5%, 11/12/20	201,621
IDR	2,200,000,000	NR/Baa3	Indonesia Treasury Bond, 10.0%, 9/15/24	213,397
IDR	1,500,000,000	NR/Baa3	Indonesia Treasury Bond, 10.5%, 8/15/30	151,263
IDR	2,000,000,000	NR/Baa3	Indonesia Treasury Bond, 11.0%, 9/15/25	206,435
IDR	2,000,000,000	BB+/Baa3	Indonesia Treasury Bond, 12.8%, 6/15/21	215,936
MYR	1,100,000	A/A3	Malaysia Government Bond, 3.58%, 9/28/18	344,066
MYR	800,000	A/A3	Malaysia Government Bond, 3.741%, 2/27/15	251,351
MYR	600,000	A/A3	Malaysia Government Bond, 4.012%, 9/15/17	190,551
MYR	500,000	A/A3	Malaysia Government Bond, 4.16%, 7/15/21	159,890
MYR	800,000	A/A3	Malaysia Government Bond, 4.378%, 11/29/19	257,853
MXN	2,800,000	A/A3	Mexican Bonos, 10.0%, 11/20/36	291,156
MXN	2,000,000	A/A3	Mexican Bonos, 10.0%, 12/5/24	199,586
MXN	3,700,000	A/A3	Mexican Bonos, 6.0%, 6/18/15	286,854
MXN	3,200,000	A/A3	Mexican Bonos, 8.5%, 12/13/18	278,094
PEN	200,000	A-/A3	Peru Government Bond, 7.84%, 8/12/20	82,712
PEN	400,000	A-/A3	Peru Government Bond, 8.2%, 8/12/26	176,123
PLN	900,053	A/A2	Poland Government Bond, 3.0%, 8/24/16	298,470
PLN	500,000	A/A2	Poland Government Bond, 4.0%, 10/25/23	167,601
PLN	900,000	A/A2	Poland Government Bond, 4.75%, 10/25/16	302,577
PLN	600,000	A/A2	Poland Government Bond, 4.75%, 4/25/17	203,199
PLN	300,000	A/A2	Poland Government Bond, 5.25%, 10/25/17	103,695
NGN	10,000,000	B+/NR	Republic of Nigeria, 16.39%, 1/27/2022	74,046
ZAR	3,750,180	BBB-/Baa1	South Africa Government Bond - CPI Linked, 2.75%, 1/31/22	373,479
ZAR	2,000,000	BBB-/Baa1	South Africa Government Bond, 6.75%, 3/31/21	175,941
THB	10,000,000	A-/Baa1	Thailand Government Bond, 3.625%, 6/16/23	311,667
THB	8,200,000	A-/Baa1	Thailand Government Bond, 5.125%, 3/13/18	274,173
TRY	367,942	NR/NR	Turkey Government Bond, 4.5%, 2/11/15	172,953
TRY	390,000	BBB/Baa3	Turkey Government Bond, 5.0%, 5/13/15	177,660
TRY	294,858	NR/NR	Turkey Government Bond, 7.0%, 10/1/14	137,636
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $7,763,947)	$7,165,111

			TOTAL INVESTMENT IN SECURITIES - 97.0%
			(Cost $14,485,506) (a)	$13,062,705
			OTHER ASSETS & LIABILITIES - 3.0%	$402,457
			TOTAL NET ASSETS - 100.0%	$13,465,162

			WRITTEN CALL OPTIONS - (0.0%) †
	(100,000)		Call EUR/Put MXN @ 19.00, 7/20/2014	$(3,188)
	(200,000)		Call EUR/Put PLN @ 4.30, 1/2/2014	(2,344)
				$(5,532)
			TOTAL WRITTEN CALL OPTIONS
			(Paid $(4,789))	$(5,532)

	†		Amount rounds to less than (0.1%).

	NR		Not rated by either S&P or Moody's.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2014, the value of these securities amounted to $87,021 or 0.6% of total net assets.

	(a)		At July 31, 2014, the net unrealized depreciation on investments based on
			cost for federal income tax purposes of $14,485,506 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$163,589

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(1,586,390)

			Net unrealized depreciation	$(1,422,801)

	(b)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	NOTE:		Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	BRL		Brazilian Real
	CLP		Chilean Peso
	COP		Colombian Peso
	HUF		Hungarian Forint
	IDR		Indonesian Rupiah
	INR		Indian Rupee
	MXN		Mexican Peso
	MYR		Malaysian Ringgit
	NGN		Nigerian Naira
	PEN		Peruvian Nuevo Sol
	PLN		Polish Zloty
	RON		Romanian Leu
	RUB		Russian Ruble
	THB		Thai Baht
	TRY		Turkish Lira
	ZAR		South African Rand

	Notional Principal ($)	Counterparty	Pay / Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
COP	255,000,000	Morgan Stanley Capital Services LLC	Receive	Colombia IBR Overnight Interbank Reference Rate	5.92	5/7/2024	$(1,997)

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	COP	Colombian Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments:

					Level 1	Level 2	Level 3	Total
				Corporate Bonds	$-	$5,897,594	$-	$5,897,594
				Foreign Government Bonds	-	7,165,111	-	7,165,111
				Total	$-	$13,062,705	$-	$13,062,705
				Other Financial Instruments
				Net unrealized depreciation on swap contracts	$-	$(1,997)	$-	$(1,997)
				Net unrealized appreciation on futures contracts	2,520	-	-	2,520
				Net unrealized appreciation on forward foreign currency contracts	-	725	-	725
				Net unrealized depreciation on written options		(742)	-	(742)
				Total	$2,520	$(2,014)	$-	$506

				During the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

				Pioneer Global Multisector Income Fund
				Schedule of Investments 7/31/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
				CONVERTIBLE CORPORATE BONDS - 1.2%
				Capital Goods - 0.2%
				Electrical Components & Equipment - 0.2%
	56,000		B/Caa1	General Cable Corp., 4.5%, 11/15/29 (Step)	$51,030
				Total Capital Goods	$51,030
				Consumer Durables & Apparel - 0.2%
				Homebuilding - 0.2%
	50,000		B/B2	KB Home, 1.375%, 2/1/19	$48,344
				Total Consumer Durables & Apparel	$48,344
				Health Care Equipment & Services - 0.4%
				Health Care Equipment - 0.4%
	70,000		B+/NR	Hologic, Inc., 2.0%, 12/15/37 (Step)	$88,419
				Total Health Care Equipment & Services	$88,419
				Semiconductors & Semiconductor Equipment - 0.4%
				Semiconductor Equipment - 0.1%
	17,000		BBB/Baa1	Lam Research Corp., 1.25%, 5/15/18	$22,822
				Semiconductors - 0.3%
	45,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$57,544
				Total Semiconductors & Semiconductor Equipment	$80,366
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $238,687)	$268,159

				PREFERRED STOCKS - 2.7%
				Banks - 0.7%
				Diversified Banks - 0.5%
	4,350	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	$118,886
				Regional Banks - 0.2%
	500	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$51,969
				Total Banks	$170,855
				Diversified Financials - 1.3%
				Other Diversified Financial Services - 1.2%
	6,527	7.88	BB+/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$176,816
	3,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	81,930
	850	8.12	B/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	23,103
					$281,849
				Asset Management & Custody Banks - 0.1%
	1,000	5.90	BBB+/Baa2	State Street Corp., Floating Rate Note, 12/31/73	$25,770
				Total Diversified Financials	$307,619
				Insurance - 0.7%
				Property & Casualty Insurance - 0.3%
	2,225	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	$55,514
				Reinsurance - 0.4%
	16,836	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$21,035
	50,000	N/A	NR/NR	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	52,065
	30,000		NR/NR	Pangaea Re, 7/1/18 (Cat Bond) (c)	30,600
					$103,700
				Total Insurance	$159,214
				TOTAL PREFERRED STOCKS
				(Cost $597,772)	$637,688

				CONVERTIBLE PREFERRED STOCKS - 0.4%
				Banks - 0.4%
				Diversified Banks - 0.4%
	80		BBB+/Baa3	Wells Fargo & Co., 7.5% (Perpetual)	$96,800
				Total Banks	$96,800
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $83,502)	$96,800

				ASSET BACKED SECURITIES - 3.3%
	6,048		NR/A1	BCMSC Trust 1998-A, 6.65%, 4/15/28	$6,098
	73,112		NR/Ba3	Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)	74,543
	50,000		AA/Aa1	Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18	49,954
	38,149		BB/Ba3	Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	39,243
	40,757		B-/B1	Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	42,953
	49,063		BBB-/NR	CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	49,999
	4,196	0.52	AA+/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	4,148
	14,603	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	14,628
	24,280	5.07	BB+/Baa3	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	24,720
	96,625		BBB+/Baa1	Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	102,968
	25,000		A+/NR	First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	24,978
	21,733	0.56	AA+/Aa2	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	21,589
	10,177		NR/Baa1	Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)	9,995
	50,000	5.50	BBB/Baa1	Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34 (144A)	51,293
	9,559	0.86	AAA/Aaa	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	9,563
	12,818	5.91	AA/A3	Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35	13,565
	30,000		AA/Aaa	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	30,735
	19,194		AAA/NR	SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)	19,239
	100,000		A/NR	Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	100,726
	5,019		A+/Baa2	Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	5,217
	60,123		AA/A2	Terwin Mortgage Trust Series TMTS 2005-16HE, 4.60279%, 9/25/36 (Step)	62,580
				TOTAL ASSET BACKED SECURITIES
				(Cost $734,836)	$758,734

				COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6%
	7,683	0.60	CCC/NR	Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18	$7,285
	12,783		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	13,087
	8,922	0.60	NR/A3	Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33	8,934
	18,928		A+/Baa2	Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	19,623
	51,470		NR/Baa2	Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	53,582
	18,161		NR/B1	Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19	18,347
	14,022		NR/Ba2	Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	14,502
	15,125		NR/Ba3	Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19	15,398
	5,836	5.12	BBB+/NR	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	5,845
	14,228		A+/NR	Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	14,469
	12,278		A+/NR	Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	12,485
	77,709		NR/Caa2	Bayview Commercial Asset Trust, 3.526662%, 9/25/37 (Step) (144A) (d)	5,012
	118,402		NR/Caa2	Bayview Commercial Asset Trust, 7/25/37 (Step) (144A) (c) (d)	-
	9,563	2.65	A+/Ba1	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	9,646
	26,686	0.32	AA/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	26,505
	24,358		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	26,183
	100,000	4.65	AA-/A3	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	99,965
	100,000		NR/Aaa	COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44	105,122
	50,000		AAA/Aaa	COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	49,151
	38,052		NR/Baa1	Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	40,614
	2,561	1.50	AA+/A3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	2,557
	100,000	5.42	NR/Aa2	DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)	112,108
	4,418		AA+/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	4,452
	100,000		AA+/Baa2	Federal Home Loan Mortgage Corp., 4.162%, 9/26/44 (144A)	103,376
	17,175		AA+/Aaa	Federal National Mortgage Association REMICS, 4.5%, 6/25/29	18,704
	11,168		AA+/Aaa	Federal National Mortgage Association REMICS, 6.0%, 3/25/35	11,346
	45,000		AA+/Aaa	FREMF Mortgage Trust 2010-K9 REMICS, 5.192%, 9/25/45 (144A)	49,499
	25,000		AA+/A3	FREMF Mortgage Trust 2011-K12, 4.347%, 1/25/46 (144A)	26,311
	25,000		NR/A3	FREMF Mortgage Trust 2011-K702, 4.77%, 4/25/44 (144A)	26,781
	50,000		AA+/A3	FREMF Mortgage Trust 2011-K703, 4.884%, 7/25/44 (144A)	53,756
	25,000	4.29	A-/Aaa	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	26,311
	50,000		AA+/Aaa	Government National Mortgage Association, 4.5%, 9/20/39	54,168
	15,954		AA+/Aaa	Government National Mortgage Association, 5.25%, 8/16/35	17,699
	239,993	1.02	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 2/16/53 (d)	18,370
	284,763	1.06	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 8/16/52 (d)	18,847
	335,453	1.07	AA+/Aaa	Government National Mortgage Association, Floating Rate Note, 9/16/52 (d)	26,649
	50,000		NR/Aaa	GS Mortgage Securities Corp. II, 3.377%, 5/10/45	51,468
	25,000		AA-/NR	GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	24,967
	50,000		NR/Aaa	GS Mortgage Securities Corp. II, 5.56%, 11/10/39	53,940
	66,957	2.28	A+/NR	GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33	69,150
	100,000	2.52	A/A2	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)	100,115
	41,833	0.51	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	39,449
	35,000		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46	37,771
	13,095	2.49	AA+/Baa1	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	13,413
	107,864	2.61	A+/NR	JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34	108,216
	17,026		B+/Baa3	JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34	17,738
	15,463		B-/Ba2	JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	15,717
	5,397		BB+/NR	MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	5,528
	216		AAA/NR	MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15	216
	40,625		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	41,330
	45,485	6.62	A-/NR	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	48,161
	75,000	5.48	NR/Ba2	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	76,345
	48,209	3.25	AAA/NR	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	47,125
GBP	59,747	0.93	AA+/NR	Paragon Secured Finance Plc, Floating Rate Note, 11/15/35	99,626
EURO	100,000	1.45	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42	134,850
	39,011		BB+/Caa1	RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32	39,741
	13,899	0.70	NR/Baa3	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	13,292
	11,992		BBB+/Baa2	RALI Series 2004-QS1 Trust, 4.25%, 1/25/34	12,028
	2,686	0.70	BBB+/Baa2	RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34	2,683
	24,229		NR/B1	RALI Series 2004-QS13 Trust, 5.0%, 9/25/19	24,789
	6,716		NR/B3	RALI Series 2004-QS16 Trust, 5.5%, 12/25/34	6,828
	22,651	1.55	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	19,803
	5,918		B-/NR	Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35	6,020
	20,720		B/NR	Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34	21,655
EURO	16,358	0.62	AAA/A1	RHG Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35	21,858
AUD	13,086	3.43	AAA/A1	RHG Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35	12,143
	25,373	0.38	BBB+/Ba1	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	23,793
	36,019	2.69	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	36,032
	50,000		AAA/Aa1	TimberStar Trust 1 REMICS, 5.668%, 10/15/36 (144A)	54,144
	51,518	2.40	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	51,940
	5,830		AA+/Baa1	Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36	6,038
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $2,381,885)	$2,454,601

				CORPORATE BONDS - 37.0%
				Energy - 5.0%
				Oil & Gas Drilling - 0.6%
	25,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	$30,066
	100,000		BBB-/Baa3	Rowan Companies, Inc., 4.75%, 1/15/24	104,347
					$134,413
				Oil & Gas Equipment & Services - 0.3%
	25,000		BBB-/Baa3	Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$28,298
	25,000		BBB-/Baa3	Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	32,472
					$60,770
				Oil & Gas Exploration & Production - 1.9%
	50,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$52,250
	50,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	55,375
	90,000		B+/NR	Linn Energy LLC, 6.25%, 11/1/19	91,350
	51,000		B+/B1	Linn Energy LLC, 8.625%, 4/15/20	53,869
	23,000		BBB/Baa1	Marathon Oil Corp., 5.9%, 3/15/18	26,155
	45,000		BBB/Baa3	Plains Exploration & Production Co., 6.75%, 2/1/22	50,850
	100,000		BB/Ba2	Range Resources Corp., 5.0%, 3/15/23	102,750
					$432,599
				Oil & Gas Refining & Marketing - 0.6%
	90,000		BBB/Baa3	EnLink Midstream Partners LP, 4.4%, 4/1/24	$94,083
	25,000		BBB-/Baa2	Spectra Energy Capital LLC, 6.2%, 4/15/18	28,482
	21,000		BBB/Baa2	Valero Energy Corp., 9.375%, 3/15/19	27,275
					$149,840
				Oil & Gas Storage & Transportation - 1.4%
	25,000		BBB-/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$28,053
	25,000		BBB-/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	31,944
	50,000	5.85	BB/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	48,500
	70,000		BBB/Baa2	Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	71,871
	25,000		BBB/Baa2	Plains All American Pipeline LP, 6.125%, 1/15/17	27,891
	10,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	11,278
	10,000		BBB-/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	11,422
	60,000		BBB-/Baa3	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	68,998
	13,000		BB+/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	15,542
					$315,499
				Coal & Consumable Fuels - 0.2%
	45,000		CCC+/Caa1	Alpha Natural Resources, Inc., 6.0%, 6/1/19	$30,375
	25,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	24,219
					$54,594
				Total Energy	$1,147,715
				Materials - 2.1%
				Diversified Chemicals - 0.1%
	20,000		BBB/Baa2	Eastman Chemical Co., 4.8%, 9/1/42	$20,238
				Construction Materials - 0.8%
	150,000		B+/NR	Cemex SAB de CV, 5.875%, 3/25/19 (144A)	$152,625
	30,000		BBB/Baa2	Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	34,608
					$187,233
				Diversified Metals & Mining - 0.5%
	35,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$35,751
	35,000		BBB/Baa3	Freeport-McMoRan, Inc., 3.875%, 3/15/23	34,655
	50,000		BB+/Baa3	Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	50,000
					$120,406
				Gold - 0.2%
	35,000		BBB+/Baa2	Goldcorp, Inc., 3.7%, 3/15/23	$34,400
				Steel - 0.5%
	25,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$24,942
	100,000		NR/Caa2	Metinvest BV, 10.25%, 5/20/15 (144A)	91,500
					$116,442
				Total Materials	$478,719
				Capital Goods - 1.8%
				Building Products - 0.8%
	25,000		BBB-/Ba3	Masco Corp., 5.95%, 3/15/22	$27,688
	85,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	99,662
	50,000	5.75	BBB+/Baa2	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	54,156
					$181,506
				Electrical Components & Equipment - 0.1%
	25,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$25,375
				Construction & Farm Machinery & Heavy Trucks - 0.3%
	60,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	$67,645
	10,000		A/A3	Cummins, Inc., 6.75%, 2/15/27	12,435
					$80,080
				Industrial Machinery - 0.1%
	20,000		BBB/Baa2	Valmont Industries, Inc., 6.625%, 4/20/20	$23,608
				Trading Companies & Distributors - 0.5%
	55,000		BBB-/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$61,939
	40,000		BBB/Baa2	GATX Corp., 6.0%, 2/15/18	44,830
					$106,769
				Total Capital Goods	$417,338
				Transportation - 2.0%
				Airlines - 1.2%
	97,615		A/Baa2	Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$99,324
	10,877		A/A3	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	11,801
	75,000		BB+/NR	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21	78,188
	100,000		A-/Baa1	US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	101,880
					$291,193
				Railroads - 0.1%
	25,000		BBB+/A3	Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	$28,440
				Airport Services - 0.7%
	150,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	$156,938
				Total Transportation	$476,571
				Consumer Durables & Apparel - 0.1%
				Home Furnishings - 0.1%
	25,000		BBB/Baa3	Mohawk Industries, Inc., 3.85%, 2/1/23	$25,000
				Total Consumer Durables & Apparel	$25,000
				Consumer Services - 0.8%
				Casinos & Gaming - 0.4%
	50,000		BBB-/Ba1	GLP Capital LP, 4.375%, 11/1/18	$50,750
	25,000		BBB-/Baa2	International Game Technology, 7.5%, 6/15/19	28,525
					$79,275
				Education Services - 0.4%
	25,000		NR/Aa2	Bowdoin College, 4.693%, 7/1/12	$23,282
	75,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	76,063
					$99,345
				Total Consumer Services	$178,620
				Media - 0.2%
				Cable & Satellite - 0.2%
	25,000		BBB+/Baa1	British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$28,213
	10,000		BBB/Baa2	Time Warner Cable, Inc., 8.25%, 4/1/19	12,561
					$40,774
				Total Media	$40,774
				Retailing - 0.2%
				Internet Retail - 0.2%
	50,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$56,325
				Total Retailing	$56,325
				Food & Staples Retailing - 0.1%
				Drug Retail - 0.1%
	13,686		BBB+/Baa1	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$15,263
				Total Food & Staples Retailing	$15,263
				Food, Beverage & Tobacco - 1.8%
				Brewers - 0.1%
	20,000		A/A2	Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	$24,588
				Agricultural Products - 0.2%
	50,000		BBB/Baa2	Viterra, Inc., 5.95%, 8/1/20 (144A)	$56,318
				Packaged Foods & Meats - 1.4%
	50,000		BB-/B1	B&G Foods, Inc., 4.625%, 6/1/21	$48,750
	70,000		BBB/Baa2	Kraft Foods Group, Inc., 3.5%, 6/6/22	71,365
	32,000		BBB-/Baa1	Mondelez International, Inc., 6.5%, 2/9/40	40,949
	150,000		B/B2	Post Holdings, Inc., 7.375%, 2/15/22	159,750
					$320,814
				Tobacco - 0.1%
	20,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	$19,594
				Total Food, Beverage & Tobacco	$421,314
				Health Care Equipment & Services - 0.4%
				Health Care Technology - 0.4%
	75,000		B/B3	MedAssets, Inc., 8.0%, 11/15/18	$78,188
				Total Health Care Equipment & Services	$108,788
				Banks - 5.3%
				Diversified Banks - 4.5%
	200,000	9.25	NR/NR	Access Bank Plc, Floating Rate Note, 6/24/21 (144A)	$206,000
EURO	50,000		NR/Aaa	AXA Bank Europe SCF, 3.5%, 11/5/20	77,265
AUD	100,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Australia, 6.0%, 10/29/15	95,935
	75,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	79,351
	100,000		A+/Aa3	Export-Import Bank of Korea, 5.875%, 1/14/15	102,283
AUD	185,000		AAA/Aaa	International Bank for Reconstruction & Development, 5.75%, 10/21/19	190,176
	100,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	116,063
	100,000		BBB/Baa2	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	114,879
	50,000	4.50	NR/Baa3	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	48,000
					$1,029,952
				Regional Banks - 0.8%
	65,000	4.45	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	$64,886
	115,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	128,225
					$193,111
				Total Banks	$1,222,999
				Diversified Financials - 4.8%
				Other Diversified Financial Services - 2.1%
	25,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$28,267
	100,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note (Perpetual)	117,000
NZD	100,000		A/A3	JPMorgan Chase & Co., 4.25%, 11/2/18	81,879
	25,000		A/A3	JPMorgan Chase & Co., 6.0%, 1/15/18	28,351
	125,000	5.15	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	118,200
	100,000		A/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	108,731
					$482,428
				Specialized Finance - 0.7%
	100,000		BBB+/Baa1	BM&FBovespa SA, 5.5%, 7/16/20 (144A)	$108,250
	56,000		BBB-/NR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	61,880
					$170,130
				Consumer Finance - 0.7%
INR	9,500,000		NR/Aaa	International Finance Corp., 8.25%, 6/10/21	$166,687
				Investment Banking & Brokerage - 1.3%
	10,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$11,263
	100,000		BBB+/Baa3	Merrill Lynch & Co., Inc., 7.75%, 5/14/38	136,298
	75,000		BBB+/Baa3	Morgan Stanley, 4.1%, 5/22/23	75,238
	50,000		BBB+/Baa3	Morgan Stanley, 4.875%, 11/1/22	53,237
	25,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	26,313
					$302,349
				Total Diversified Financials	$1,121,594
				Insurance - 3.1%
				Life & Health Insurance - 0.9%
	35,000		BBB+/NR	Delphi Financial Group, Inc., 7.875%, 1/31/20	$42,086
	45,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	55,544
	100,000	5.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 9/15/42	108,250
					$205,880
				Multi-line Insurance - 0.3%
	60,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$80,700
				Property & Casualty Insurance - 0.9%
	20,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	$20,516
	110,000	6.50	BBB/Baa1	The Allstate Corp., Floating Rate Note, 5/15/57	120,175
	50,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	59,399
					$200,090
				Reinsurance - 1.0%
	50,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$51,519
	40,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	45,598
	95,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	100,225
	25,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	26,062
					$223,404
				Total Insurance	$710,074
				Real Estate - 1.3%
				Diversified REIT's - 0.1%
	20,000		BBB/Baa2	Digital Realty Trust LP, 4.5%, 7/15/15	$20,520
				Office REIT's - 0.9%
	40,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$42,112
	25,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23	23,932
	50,000		BB/Ba1	DuPont Fabros Technology LP, 5.875%, 9/15/21	51,000
	35,000		BBB/Baa2	Highwoods Realty LP, 3.625%, 1/15/23	34,446
	50,000		BBB/Baa2	Piedmont Operating Partnership LP, 3.4%, 6/1/23	47,230
					$198,720
				Specialized REIT's - 0.3%
	25,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	$26,385
	45,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	51,643
					$78,028
				Total Real Estate	$297,268
				Software & Services - 0.7%
				Internet Software & Services - 0.5%
	100,000		BB-/B2	Bankrate, Inc., 6.125%, 8/15/18 (144A)	$105,500
				Home Entertainment Software - 0.2%
	50,000		BB+/Ba2	Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	$53,875
				Total Software & Services	$159,375
				Technology Hardware & Equipment - 0.4%
				Electronic Manufacturing Services - 0.4%
	100,000		BB+/Ba1	Flextronics International, Ltd., 4.625%, 2/15/20	$101,250
				Total Technology Hardware & Equipment	$101,250
				Semiconductors & Semiconductor Equipment - 0.2%
				Semiconductor Equipment - 0.2%
	25,000		BB-/B3	Entegris, Inc., 6.0%, 4/1/22 (144A)	$25,812
	25,000		BBB+/Baa1	KLA-Tencor Corp., 6.9%, 5/1/18	29,090
					$54,902
				Total Semiconductors & Semiconductor Equipment	$54,902
				Telecommunication Services - 2.9%
				Integrated Telecommunication Services - 1.8%
COP	124,000,000		NR/Ba1	Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)	$61,342
	30,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	34,575
	50,000		B+/B3	GCI, Inc., 6.75%, 6/1/21	50,125
	45,000		NR/A2	GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)	46,014
	45,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	45,782
EURO	50,000		BBB/Baa2	Telefonica Emisiones SAU, 5.496%, 4/1/16	72,186
	25,000		NR/NR	Unison Ground Lease Funding LLC, 2.981%, 3/16/20 (144A)	25,102
	70,000		BBB+/Baa1	Verizon Communications, Inc., 6.55%, 9/15/43	87,910
					$423,036
				Wireless Telecommunication Services - 1.1%
	30,000		NR/A2	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$33,187
	75,000		BB/Ba3	MetroPCS Wireless, Inc., 6.625%, 11/15/20	78,750
RUB	5,000,000		BB/Ba3	VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	130,315
					$242,252
				Total Telecommunication Services	$665,288
				Utilities - 3.7%
				Electric Utilities - 2.3%
	25,000		BBB/Baa1	Commonwealth Edison Co., 6.95%, 7/15/18	$29,330
	100,000		A+/Aa3	Electricite de France SA, 6.0%, 1/22/14 (144A)	113,089
	200,000	8.75	BB+/Ba1	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	236,000
	70,000		BBB/Baa2	Public Service Co. of New Mexico, 7.95%, 5/15/18	83,985
	50,000	6.25	BBB-/Baa1	Southern California Edison Co., Floating Rate Note (Perpetual)	54,250
	10,000		BBB+/A2	West Penn Power Co., 5.95%, 12/15/17 (144A)	11,234
					$527,888
				Gas Utilities - 0.4%
	91,407		A+/A1	Nakilat, Inc., 6.267%, 12/31/33 (144A)	$99,405
				Independent Power Producers & Energy Traders - 1.0%
	200,000		BBB-/NR	Colbun SA, 4.5%, 7/10/24 (144A)	$198,816
	35,114		BBB-/Baa3	Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	39,141
					$237,957
				Total Utilities	$865,250
				Government - 0.1%
				Government - 0.1%
TRY	65,000		AAA/Aaa	European Investment Bank, 3/2/15 (c)	$29,094
				Total Government	$29,094
				TOTAL CORPORATE BONDS
				(Cost $8,046,224)	$8,562,985

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.2%
	60,000		NR/NR	Fannie Mae, 3.0%, 8/18/14	$61,856
	249,060		NR/NR	Fannie Mae, 3.5%, 5/1/44	254,261
	58,000		NR/NR	Fannie Mae, 3.5%, 8/18/14	61,126
	218,818		AAA/Aaa	Fannie Mae, 3.5%, 9/1/42	223,389
	35,243		AA+/Aaa	Fannie Mae, 4.5%, 4/1/41	38,020
	35,833		AA+/Aaa	Fannie Mae, 5.0%, 6/1/40	39,576
	272,683		NR/NR	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	286,499
	496,423		NR/NR	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	521,577
	96,624		NR/NR	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	103,950
	74,424		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	81,754
	63,633		AA+/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	69,900
	45,404		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	51,186
	27,141		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	31,246
	92,676		AA+/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	105,457
	58,712		NR/NR	Government National Mortgage Association I, 4.5%, 1/15/40	63,974
	59,023		NR/NR	Government National Mortgage Association I, 4.5%, 7/15/41	64,161
	63,004		NR/NR	Government National Mortgage Association I, 4.5%, 9/15/40	68,534
	80,420		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	87,558
	60,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 2/15/36	73,050
	60,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	73,369
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $2,295,508)	$2,360,443

				FOREIGN GOVERNMENT BONDS - 30.4%
EURO	50,000		AA+/Aaa	Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)	$91,332
	200,000		BBB-/NR	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	198,500
EURO	215,000		AAA/Aaa	Bundesschatzanweisungen, 0.25%, 3/11/16	288,825
	200,000		BB/Ba1	Croatia Government International Bond, 5.5%, 4/4/23 (144A)	207,000
	200,000		NR/NR	Ecuador Government International Bond, 7.95%, 6/20/24 (144A)	208,500
GHS	10,000		NR/B2	Ghana Government Bond, 16.9%, 3/7/16	2,588
GHS	100,000		NR/B2	Ghana Government Bond, 19.24%, 5/30/16	26,644
GHS	25,000		NR/NR	Ghana Government Bond, 26.0%, 6/5/17	7,238
IDR	222,000,000		NR/Baa3	Indonesia Treasury Bond, 6.125%, 5/15/28	15,605
IDR	200,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/27	15,418
IDR	2,500,000,000		NR/Baa3	Indonesia Treasury Bond, 7.375%, 9/15/16	215,396
IDR	1,210,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	100,751
IDR	850,000,000		NR/Aaa	Inter-American Development Bank, 4.5%, 2/4/16	70,878
BRL	200,000		AAA/Aaa	International Finance Corp., 5.0%, 12/21/15	82,596
INR	3,790,000		NR/Aaa	International Finance Corp., 7.75%, 12/3/16	63,173
EURO	35,000		A-/Baa1	Ireland Government Bond, 5.0%, 10/18/20	57,307
EURO	100,000		NR/Baa2	Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A) (144A)	158,392
	200,000		NR/B1	Ivory Coast Government International Bond, 5.375%, 7/23/24 (144A)	196,000
JPY	20,000,000		AA-/Aa3	Japan Government Ten Year Bond, 1.0%, 12/20/21	204,093
JPY	20,000,000		NR/Aa3	Japan Government Twenty Year Bond, 1.5%, 3/20/19	206,584
KES	7,450,000		B+/B1	Kent Country Build Schools for the Future Project, 8/11/14 (c)	84,614
MYR	507,000		A/A3	Malaysia Government Bond, 3.418%, 8/15/22	153,758
MXN	1,050,000		A/A3	Mexican Bonos, 6.5%, 6/9/22	83,758
MXN	300,000		A/A3	Mexican Bonos, 7.5%, 6/3/27	25,405
MXN	3,486,043		A/A3	Mexican Udibonos, 2.0%, 6/9/22	261,253
MXN	4,626,126		A/A3	Mexican Udibonos, 3.5%, 12/14/17	381,553
NZD	490,000		AA+/Aaa	New Zealand Government Bond, 5.5%, 4/15/23	452,632
NGN	31,551,000		B+/Ba3	Nigeria Government Bond, 16.0%, 6/29/19	229,964
NOK	1,800,000		AAA/Aaa	Norway Government Bond, 2.0%, 5/24/23	281,436
NOK	965,000		AAA/Aaa	Norway Government Bond, 4.25%, 5/19/17	165,226
NOK	1,490,000		AAA/Aaa	Norway Government Bond, 4.5%, 5/22/19	267,412
NOK	1,675,000		AAA/Aaa	Norway Government Bond, 5.0%, 5/15/15	273,767
PLN	1,000,000		A/A2	Poland Government Bond, 5.25%, 10/25/17	345,651
PLN	1,000,000		A/A2	Poland Government Bond, 5.5%, 4/25/15	327,479
	100,000		A-/A2	Poland Government International Bond, 4.0%, 1/22/24	103,625
NZD	100,000		AA-/Aa2	Province of Ontario Canada, 6.25%, 6/16/15	86,454
AUD	100,000		AA+/Aa1	Queensland Treasury Corp., 5.75%, 7/22/24	106,031
RON	770,000		BBB-/NR	Romania Government Bond, 5.85%, 4/26/23	263,408
RON	800,000		BB+/Baa3	Romania Government Bond, 5.95%, 6/11/21	267,998
RUB	4,200,000		BBB/Baa1	Russian Federal Bond - OFZ, 7.5%, 3/15/18	111,510
TRY	90,928		BBB/Baa3	Turkey Government Bond, 10.5%, 1/15/20	46,009
GBP	70,000		NR/Aa1	United Kingdom Gilt, 4.25%, 9/7/39	138,072
GBP	75,000		NR/Aa1	United Kingdom Gilt, 8.75%, 8/25/17	154,222
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $7,256,821)	$7,028,057

				MUNICIPAL BONDS - 1.8%
				Municipal Airport - 0.1%
	20,000		BBB/Baa1	Indianapolis Airport Authority, 5.1%, 1/15/17	$21,981

				Municipal Development - 0.3%
	50,000		AA-/Aa3	California Statewide Communities Development Authority, 6.0%, 8/15/42	$59,845

				Municipal General - 0.4%
	70,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$70,232
	20,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	20,772
					$172,830
				Higher Municipal Education - 0.9%
	25,000		A+/NR	Baylor University, 4.313%, 3/1/42	$24,284
	25,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	33,200
	25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	31,424
	50,000		AA/Aa1	New York State Dormitory Authority Series A, 5.0%, 7/1/40	56,621
	20,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	23,926
	50,000		AA/Aa2	University of California, 3.38%, 5/15/28	48,284
					$217,739
				Municipal Medical - 0.1%
	25,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	$27,254

				TOTAL MUNICIPAL BONDS
				(Cost $383,477)	$417,823

				SENIOR FLOATING RATE LOAN INTERESTS - 0.2%**
				Telecommunication Services - 0.2%
				Integrated Telecommunication Services - 0.2%
	42,977	3.25	BB/Ba3	West Corp., B-10 Term Loan (First Lien), 6/30/18	$42,647
				Total Telecommunication Services	$42,647
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $43,688)	$42,647

				TOTAL INVESTMENT IN SECURITIES - 97.8%
				(Cost $22,062,400) (a)	$22,627,937
				OTHER ASSETS & LIABILITIES - 2.2%	$511,727
				TOTAL NET ASSETS - 100.0%	$23,139,664

	Shares
				WRITTEN CALL OPTION - (0.0%)†
	(84,202)			Call USD/Put TRY @ 2.95, 12/1/15	$(81)
				TOTAL WRITTEN CALL OPTION
				(Cost $(1,387))	$(81)

	†			Amount rounds to less than 0.1 and (0.1)%.

	NR			Not rated by either S&P or Moody's.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REIT			Real Estate Investment Trust.

	(Perpetual)			Security with no stated maturity date.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2014, the value of these securities amounted to $5,306,626 or 22.9% of total net assets.

	(a)			At July 31, 2014, the net unrealized appreciation on investments based on
				cost for federal income tax purposes of $22,068,356 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$1,239,634

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(680,053)

				Net unrealized appreciation	$559,581

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security issued with a zero coupon. Income is earned through accretion of discount.

	(d)			Security represents the interest only portion payments on a pool of underlying mortgages or
				mortgage-backed securities.

				Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	AUD			Austrialian Dollar
	BRL			Brazilian Real
	COP			Colombian Peso
	GHS			Ghanian Cedi
	IDR			Indonesian Rupiah
	INR			Indian Rupee
	JPY			Japanese Yen
	KES			Kenyan Shilling
	MXN			Mexican Peso
	MYR			Malaysian Ringgit
	NGN			Nigerian Naira
	NOK			Norwegian Krone
	NZD			New Zealand Dollar
	PLN			New Polish Zloty
	RON			Romanian New Leu
	RUB			Russian Ruble
	TRY			Turkish Lira

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund’s assets:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$268,159	$-	$268,159
	Preferred Stocks
	Banks
	Regional Banks	-	51,969	-	51,969
	Insurance
	Reinsurance	-	-	103,700	103,700
	All Other Preferred Stocks	482,019	-	-	482,019
	Convertible Preferred Stocks	96,800	-	-	96,800
	Asset Backed Securities	-	758,734	-	758,734
	Collateralized Mortgage Obligations	-	2,454,601	-	2,454,601
	Corporate Bonds	-	8,562,985	-	8,562,985
	U.S. Government Agency Obligations	-	2,360,443	-	2,360,443
	Foreign Government Bonds	-	7,028,057	-	7,028,057
	Municipal Bonds	-	417,823	-	417,823
	Senior Floating Rate Loan Interests	-	42,647	-	42,647
	Total	$578,819	$21,945,418	$103,700	$22,627,937

	Other Financial Instruments
	Unrealized appreciation on futures contracts	$13,844	$-	$-	$13,844
	Unrealized depreciation on written call option	-	(81)	-	(81)
	Unrealized appreciation on forward foreign currency contracts	-	57,823	-	57,823
	Total Other Financial Instruments	$13,844	$57,742	$-	$71,586

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Preferred Stocks

	Balance as of 10/31/14	$105,090
	Realized gain (loss)1	5,092
	Change in unrealized appreciation (depreciation)2	1,949
	Purchases	79,825
	Sales	(88,256)
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 7/31/14	$103,700

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values.

	During the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 7/31/14	1,949
				Pioneer Global High Yield Fund
				Schedule of Investments 7/31/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
				CONVERTIBLE CORPORATE BONDS - 4.7%
				Energy - 0.4%
				Oil & Gas Exploration & Production - 0.3%
	5,335,000		CCC-/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	$4,741,481
				Oil & Gas Storage & Transportation - 0.1%
	800,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$1,109,520
				Total Energy	$5,851,001
				Materials - 1.0%
				Construction Materials - 0.8%
	8,300,000		NR/NR	Cemex SAB de CV, 3.75%, 3/15/18	$11,988,312
				Diversified Metals & Mining - 0.2%
	3,385,000		NR/NR	Mirabela Nickel, Ltd., 9.50%, 6/20/19	$3,385,000
				Total Materials	$15,373,312
				Capital Goods - 0.1%
				Electrical Components & Equipment - 0.1%
	1,250,000		B/Caa1	General Cable Corp., 4.5%, 11/15/29 (Step)	$1,139,062
				Total Capital Goods	$1,139,062
				Automobiles & Components - 0.4%
				Automobile Manufacturers - 0.4%
	3,104,000		BBB-/Baa3	Ford Motor Co., 4.25%, 11/15/16	$6,114,880
				Total Automobiles & Components	$6,114,880
				Consumer Durables & Apparel - 0.3%
				Homebuilding - 0.3%
	4,640,000		B/B2	KB Home, 1.375%, 2/1/19	$4,486,300
				Total Consumer Durables & Apparel	$4,486,300
				Food, Beverage & Tobacco - 0.1%
				Distillers & Vintners - 0.1%
	2,274,177		NR/NR	CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (PIK)	$2,035,388
				Total Food, Beverage & Tobacco	$2,035,388
				Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
				Biotechnology - 0.2%
	1,675,000		NR/NR	ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (144A)	$1,578,319
	1,000,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)	1,073,750
					$2,652,069
				Total Pharmaceuticals, Biotechnology & Life Sciences	$2,652,069
				Real Estate - 0.2%
				Real Estate Operating Companies - 0.2%
	2,805,000		B+/B2	Forest City Enterprises, Inc., 4.25%, 8/15/18	$3,124,069
				Total Real Estate	$3,124,069
				Software & Services - 1.1%
				Internet Software & Services - 0.5%
	3,750,000		NR/NR	WebMD Health Corp., 1.5%, 12/1/20 (144A)	$4,249,219
	3,485,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	3,715,881
					$7,965,100
				Application Software - 0.6%
	1,945,000		BBB/NR	Citrix Systems, Inc., 0.5%, 4/15/19 (144A)	$2,116,403
	1,025,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	1,183,875
	6,365,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	6,333,175
					$9,633,453
				Total Software & Services	$17,598,553
				Semiconductors & Semiconductor Equipment - 0.9%
				Semiconductor Equipment - 0.3%
	3,400,000		BBB/Baa1	Lam Research Corp., 1.25%, 5/15/18	$4,564,500
				Semiconductors - 0.6%
	10,750,000		NR/NR	ReneSola, Ltd., 4.125%, 3/15/18 (144A)	$8,573,125
	535,000		NR/NR	Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (d)	31,565
	1,605,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$1,508,700
					$10,113,390
				Total Semiconductors & Semiconductor Equipment	$14,677,890
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $67,162,643)	$73,052,524

				PREFERRED STOCKS - 3.2%
				Energy - 0.2%
				Oil & Gas Storage & Transportation - 0.2%
	131,100	7.62	B+/Ba2	NuStar Logistics LP, Floating Rate Note, 1/15/43	$3,529,212
				Total Energy	$3,529,212
				Transportation - 0.3%
				Air Freight & Logistics - 0.3%
	3,428		NR/NR	CEVA Group Plc, 12/31/14 *(c)	$3,770,987
				Total Transportation	$3,770,987
				Consumer Services - 0.1%
				Hotels, Resorts & Cruise Lines - 0.1%
	17,350		NR/NR	Perseus Holding Corp., 14.0%, 9/15/14	$1,422,700
				Total Consumer Services	$1,422,700
				Diversified Financials - 1.1%
				Other Diversified Financial Services - 0.9%
	160,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	$4,369,600
	355,600	8.12	B/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	9,665,208
					$14,034,808
				Consumer Finance - 0.2%
	3,100		B/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$3,100,000
				Total Diversified Financials	$17,134,808
				Insurance - 1.2%
				Reinsurance - 1.2%
	1,515,236	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$1,893,136
	5,300,000	N/A	NR/NR	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	5,518,890
	1,806,000		NR/NR	Kane SAC Ltd., Series B, 7/18/19 (c)	1,883,116
	1,450,000	N/A	NR/NR	Kane SAC, Ltd. Floating Rate Note	1,473,780
	33,500		NR/NR	Lorenzo Re, Ltd., (Cat Bond) (Perpetual) *(c)	3,519,175
	4,070,000		NR/NR	Pangaea Re, 7/1/18 (Cat Bond) (c)	4,151,400
					$18,439,497
				Total Insurance	$18,439,497
				Utilities - 0.3%
				Electric Utilities - 0.3%
	212,000		BB+/Ba1	PPL Capital Funding, Inc., 5.9%, 4/30/73	$5,028,640
				Total Utilities	$5,028,640
				TOTAL PREFERRED STOCKS
				(Cost $45,158,711)	$49,325,844

				CONVERTIBLE PREFERRED STOCKS - 0.1%
				Energy - 0.1%
				Oil & Gas Exploration & Production - 0.1%
	16,300		NR/NR	Penn Virginia Corp., 6.0% (Perpetual) (144A)	$1,632,641
				Total Energy	$1,632,641
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $1,630,000)	$1,632,641
	Shares
				COMMON STOCKS - 0.7%
				Materials - 0.4%
				Diversified Metals & Mining - 0.4%
	87,189			Freeport-McMoRan, Inc.	$3,245,175
	27,099,676			Mirabela Nickel, Ltd. *	2,770,210
					$6,015,385
				Total Materials	$6,015,385
				Capital Goods - 0.0%†
				Building Products - 0.0%†
	894			Panolam Holdings Co. * €	$700,002
				Total Capital Goods	$700,002
				Transportation - 0.2%
				Air Freight & Logistics - 0.1%
	1,584			CEVA Group Plc *	$1,742,015
				Marine - 0.1%
	2,370,345			Horizon Lines, Inc. *	$877,028
				Total Transportation	$2,619,043
				Consumer Services - 0.0%†
				Hotels, Resorts & Cruise Lines - 0.0%†
	33,046		NR/NR	Perseus Holding Corp. *	$49,569
				Education Services - 0.0%†
	11,492			Cengage Learning Holdings II LP	$402,938
				Total Consumer Services	$452,507
				Diversified Financials - 0.0%†
				Other Diversified Financial Services - 0.0%†
	24,638			BTA Bank JSC (G.D.R.) (144A) *	$14,783
				Total Diversified Financials	$14,783
				Real Estate - 0.1%
				Real Estate Development - 0.1%
	161,215			Newhall Land Development LLC *	$724,097
				Total Real Estate	$724,097
				TOTAL COMMON STOCKS
				(Cost $12,646,751)	$10,525,817
	Principal Amount ($)
				ASSET BACKED SECURITIES - 1.6%
				Transportation - 0.1%
				Airlines - 0.1%
	1,213,302		BBB-/Ba2	Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17	$1,329,294
				Total Transportation	$1,329,294
				Consumer Services - 0.0%†
				Hotels, Resorts & Cruise Lines - 0.0%†
	446,417		NR/NR	Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	$451,065
				Total Consumer Services	$451,065
				Banks - 0.9%
				Thrifts & Mortgage Finance - 0.9%
	402,413	1.43	CCC/Caa3	Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32	$286,653
	1,000,000		NR/NR	Bayview Opportunity Master Fund Trust 2013-3RPL, 4.0%, 4/28/18 (Step) (144A)	994,869
	7,188,301	0.36	CCC/Caa2	Carrington Mortgage Loan Trust Series 2007-FRE1, Floating Rate Note, 2/25/37	6,524,188
	1,523,000		CCC/C	Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)	1,370,188
	1,550,736	1.13	CCC/Caa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34	1,362,286
	1,500,000	6.55	NR/NR	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)	1,478,224
	1,000,000		BB/NR	United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)	1,008,307
	750,000		NR/NR	Westgate Resorts 2014-A LLC, 6.25%, 10/20/26 (144A)	750,000
					$13,774,715
				Total Banks	$13,774,715
				Diversified Financials - 0.6%
				Other Diversified Financial Services - 0.2%
	7,024,907	0.63	CCC-/Caa3	Aircraft Finance Trust, Floating Rate Note, 5/15/24	$2,739,714
				Specialized Finance - 0.4%
	750,476	0.58	CCC/Caa2	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	$540,343
	8,616,172	0.54	CCC/Caa2	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	6,203,644
					$6,743,987
				Total Diversified Financials	$9,483,701
				TOTAL ASSET BACKED SECURITIES
				(Cost $23,850,856)	$25,038,775

				COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
				Banks - 1.3%
				Thrifts & Mortgage Finance - 1.3%
	911,445	2.33	BB/B2	American Home Mortgage Investment Trust 2005-1 REMICS, Floating Rate Note, 6/25/45	$909,526
	455,000	5.97	B-/NR	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	382,064
	1,502,000	5.14	B-/Ba2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)	1,343,608
	9,000,000	7.08	D/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)	4,820,940
	1,175,000	3.60	BB-/NR	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/19 (144A)	1,175,559
	840,000	4.90	NR/NR	EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/8/31 (144A)	841,575
	285,989	5.66	NR/NR	First Horizon Mortgage Pass-Through Trust 2004-6, Floating Rate Note, 11/25/34	228,009
	985,650		NR/NR	Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	965,050
	2,100,000	6.02	B-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	2,188,175
	2,449,566	2.85	BB/Caa3	JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35	2,382,943
	4,315,000		BB/B1	TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	4,567,941
	775,000	5.97	B/B1	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	813,343
					$20,618,733
				Total Banks	$20,618,733
				Diversified Financials - 0.1%
				Specialized Finance - 0.1%
	1,480,000	5.97	B-/NR	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	$1,376,400
				Total Diversified Financials	$1,376,400
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $25,194,409)	$21,995,133

				CORPORATE BONDS - 74.5%
				Energy - 13.1%
				Oil & Gas Drilling - 0.7%
	4,100,000		NR/NR	North Atlantic Drilling, Ltd., 6.25%, 2/1/19 (144A)	$4,059,000
	2,835,000		B+/B1	Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	3,005,100
	3,765,000		BB-/B1	Unit Corp., 6.625%, 5/15/21	3,953,250
					$11,017,350
				Oil & Gas Equipment & Services - 0.4%
	2,175,000		BB-/B1	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	$2,294,625
	1,297,000		B/Ba3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	1,337,531
	2,680,000		B-/B2	FTS International, Inc., 6.25%, 5/1/22 (144A)	2,726,900
	54,000		NR/NR	Green Field Energy Services, Inc., 11/15/16 (144A) (c)(d)	4,320
					$6,363,376
				Integrated Oil & Gas - 0.5%
	2,770,000		NR/NR	American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)	$3,240,900
	1,820,000		CCC+/Caa1	American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)	1,760,850
	1,300,000		B-/B3	Jones Energy Holdings LLC, 6.75%, 4/1/22 (144A)	1,352,000
	1,000,000		NR/Caa1	YPF SA, 8.875%, 12/19/18 (144A)	1,035,000
					$7,388,750
				Oil & Gas Exploration & Production - 8.7%
	5,000,000		BB/Ba3	Baytex Energy Corp., 5.125%, 6/1/21 (144A)	$4,962,500
	2,165,000		B-/B3	Bonanza Creek Energy, Inc., 5.75%, 2/1/23	2,121,700
	1,270,000		B-/B3	Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,320,800
	2,830,000		B-/B3	BreitBurn Energy Partners LP, 7.875%, 4/15/22	2,957,350
	2,000,000		B-/B3	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	2,165,000
	2,596,000		B-/B3	Chaparral Energy, Inc., 7.625%, 11/15/22	2,719,310
	4,240,000		B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	4,462,600
	3,695,000		BB/B1	Denbury Resources, Inc., 5.5%, 5/1/22	3,630,338
	13,700,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	15,172,750
	4,980,000		B/B3	EPL Oil & Gas, Inc., 8.25%, 2/15/18	5,204,100
	3,260,000		B/NR	GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)	3,516,725
	4,990,000		B-/B3	Gulfport Energy Corp., 7.75%, 11/1/20	5,414,150
	6,250,000		CCC+/Caa1	Halcon Resources Corp., 8.875%, 5/15/21	6,484,375
	3,790,000		BB/Ba3	Hilcorp Energy I LP, 5.0%, 12/1/24 (144A)	3,742,625
	1,000,000		BBB-/Baa3	KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)	997,500
	5,215,000		B/B3	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	5,710,946
	750,000		B-/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	776,250
	3,225,000		CCC+/Caa1	Memorial Production Partners LP, 6.875%, 8/1/22 (144A)	3,128,250
	3,000,000		CCC+/Caa1	Memorial Production Partners LP, 7.625%, 5/1/21	3,082,500
	1,525,000		B-/Caa1	Memorial Resource Development Corp., 5.875%, 7/1/22 (144A)	1,483,062
	2,800,000		CCC+/Caa1	Midstates Petroleum Co., Inc., 9.25%, 6/1/21	2,891,000
	5,000,000		B+/Ba2	MIE Holdings Corp., 7.5%, 4/25/19 (144A)	5,281,250
	2,840,000		B+/B2	Oasis Petroleum, Inc., 6.5%, 11/1/21	3,010,400
	7,570,000		BB+/B2	Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)	7,721,400
	2,450,000		B-/Caa1	QR Energy LP, 9.25%, 8/1/20	2,805,250
	1,960,000		B-/B3	Rex Energy Corp., 6.25%, 8/1/22 (144A)	1,935,500
	6,995,000		B+/B1	Rosetta Resources, Inc., 5.875%, 6/1/22	7,117,412
	1,935,000		B+/B1	Rosetta Resources, Inc., 5.875%, 6/1/24	1,973,700
	3,765,000		B-/B3	Sanchez Energy Corp., 6.125%, 1/15/23 (144A)	3,755,588
	1,500,000		B-/B3	Sanchez Energy Corp., 7.75%, 6/15/21	1,627,500
	1,650,000		BB/Ba2	SM Energy Co., 6.5%, 1/1/23	1,769,625
	3,800,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	4,075,500
	2,410,000		B/B2	Swift Energy Co., 8.875%, 1/15/20	2,518,450
	3,020,000		CCC+/Caa1	Talos Production LLC, 9.75%, 2/15/18 (144A)	3,133,250
CAD	2,775,000		B/NR	Trilogy Energy Corp., 7.25%, 12/13/19 (144A)	2,698,253
	1,520,000		BB-/B1	Tullow Oil Plc, 6.0%, 11/1/20 (144A)	1,542,800
	1,850,000		BB/B2	Ultra Petroleum Corp., 5.75%, 12/15/18 (144A)	1,924,000
	1,245,000		B/B3	Vanguard Natural Resources LLC, 7.875%, 4/1/20	1,325,925
					$136,159,634
				Oil & Gas Refining & Marketing - 0.3%
	4,025,000		B+/B2	Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)	$4,105,500
				Oil & Gas Storage & Transportation - 1.1%
	2,790,000		NR/NR	Energy Transfer Equity LP, 5.875%, 1/15/24 (144A)	$2,845,800
	950,000	3.24	BB/Ba1	Energy Transfer Partners LP, Floating Rate Note, 11/1/66	883,500
	1,230,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	1,322,250
NOK	12,000,000	6.94	NR/NR	Golar LNG Partners LP, Floating Rate Note, 10/12/17	2,008,077
	4,000,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	4,140,000
	5,850,000		BB+/Ba3	Targa Resources Partners LP, 4.25%, 11/15/23	5,674,500
					$16,874,127
				Coal & Consumable Fuels - 1.4%
	315,000		CCC+/Caa1	Alpha Natural Resources, Inc., 6.0%, 6/1/19	$212,625
	11,063,000		BB-/B1	Berau Capital Resources Pte, Ltd., 12.5%, 7/8/15 (144A)	11,436,376
	3,750,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	3,632,812
	6,200,000		CCC-/Ca	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	2,883,000
	1,900,000		NR/B1	Indo Energy Finance II BV, 6.375%, 1/24/23 (144A)	1,581,750
	4,435,000		NR/NR	James River Coal Co., 7.875%, 4/1/19 (d)	487,850
	1,900,000		B-/Caa1	Murray Energy Corp., 8.625%, 6/15/21 (144A)	2,014,000
EURO	1,050,000		C/Ca	New World Resources NV, 7.875%, 1/15/21 (144A)	215,094
					$22,463,507
				Total Energy	$204,372,244
				Materials - 7.7%
				Commodity Chemicals - 0.9%
EURO	2,500,000		CCC+/B3	KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)	$3,723,816
	9,820,000		B+/B2	Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	10,163,700
					$13,887,516
				Specialty Chemicals - 0.4%
EURO	4,325,000		NR/B3	INEOS Group Holdings SA, 5.75%, 2/15/19 (144A)	$5,906,557
				Construction Materials - 0.0%†
	600,000		B+/NR	Cemex Finance LLC, 6.0%, 4/1/24 (144A)	$600,000
				Metal & Glass Containers - 1.9%
	3,355,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$3,522,750
EURO	400,000		NR/Caa2	Ardagh Finance Holdings SA, 8.375%, 6/15/19 (0.00% cash, 8.375% PIK) (144A) (PIK)	534,221
	2,960,000		CCC+/Caa2	Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)	2,982,200
	423,529		NR/Caa1	Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)	417,176
	5,000,000		CCC+/Caa1	Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)	5,400,000
EURO	2,100,000		CCC+/Caa1	Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)	3,057,713
	2,400,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.25%, 2/15/21	2,544,000
	7,490,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.5%, 5/15/18	7,770,875
	3,785,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	4,078,338
					$30,307,273
				Paper Packaging - 0.3%
	4,290,000		B/Ba3	Cascades, Inc., 5.5%, 7/15/22 (144A)	$4,236,375
				Diversified Metals & Mining - 1.6%
	10,175,000		D/NR	Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A) (d)	$4,273,500
	4,000,000		BBB-/Baa2	MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	3,990,000
	6,510,000		NR/NR	Old AII, Inc., 12/15/16 (c)(d)	65
	1,560,000		B/Caa1	Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)	1,748,175
	12,660,000		BB/Ba3	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	14,337,450
					$24,349,190
				Precious Metals & Minerals - 0.1%
	1,825,000		BBB/Baa2	Fresnillo Plc, 5.5%, 11/13/23 (144A)	$1,920,812
				Steel - 2.1%
	11,475,000		CCC+/Caa2	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	$11,016,000
	4,340,000		B-/Caa1	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	4,296,600
	1,800,000		BB/Ba2	Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	1,642,500
	2,660,000		NR/Ba2	Metalloinvest Finance, Ltd., 6.5%, 7/21/16 (144A)	2,693,250
	4,620,000		NR/Caa2	Metinvest BV, 10.25%, 5/20/15 (144A)	4,227,300
	11,350,000		NR/Caa2	Metinvest BV, 8.75%, 2/14/18 (144A)	9,507,895
					$33,383,545
				Paper Products - 0.3%
	5,685,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23	$5,400,750
				Total Materials	$119,992,018
				Capital Goods - 6.1%
				Aerospace & Defense - 1.2%
	1,995,000		CCC+/Caa1	Accudyne Industries Borrower, 7.75%, 12/15/20 (144A)	$2,089,762
	2,100,000		BB-/Ba3	Bombardier, Inc., 4.75%, 4/15/19	2,034,375
	3,676,000		BB-/Ba3	Bombardier, Inc., 6.0%, 10/15/22	3,602,480
	2,970,000		BB/B1	DigitalGlobe, Inc., 5.25%, 2/1/21	2,906,888
	2,158,000		CCC+/B3	DynCorp International, Inc., 10.375%, 7/1/17	2,193,068
EURO	4,700,000		CCC+/Caa2	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	6,303,842
					$19,130,415
				Building Products - 0.4%
	6,750,000		BB-/B1	Griffon Corp., 5.25%, 3/1/22	$6,606,562
				Construction & Engineering - 1.8%
EURO	2,725,000		B/B2	Abengoa Finance SAU, 6.0%, 3/31/21 (144A)	$3,767,079
	6,900,000		B/B2	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	7,702,125
	2,230,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	2,402,825
	6,450,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	6,772,500
	7,700,000		BB-/B1	OAS Investments GmbH, 8.25%, 10/19/19 (144A)	7,854,000
					$28,498,529
				Electrical Components & Equipment - 0.3%
	3,250,000		B+/B3	General Cable Corp., 5.75%, 10/1/22	$3,258,125
	1,100,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	1,116,500
					$4,374,625
				Industrial Conglomerates - 0.8%
	5,075,000		B-/B3	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$4,567,500
	2,980,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	3,296,625
	4,100,000		BB/NR	Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)	4,087,700
					$11,951,825
				Construction & Farm Machinery & Heavy Trucks - 0.6%
	8,405,000		CCC-/B3	Navistar International Corp., 8.25%, 11/1/21	$8,678,162
				Industrial Machinery - 0.7%
	4,400,000		BB/Ba3	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$4,367,000
	6,210,000		BB-/B1	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	5,651,100
	3,495,000		CCC-/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	1,572,750
					$11,590,850
				Trading Companies & Distributors - 0.3%
	4,365,000		B+/B1	WESCO Distribution, Inc., 5.375%, 12/15/21	$4,463,212
				Total Capital Goods	$95,294,180
				Commercial Services & Supplies - 0.4%
				Environmental & Facilities Services - 0.3%
	5,080,000		B-/Caa2	Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)	$4,813,300
					$4,813,300
				Diversified Support Services - 0.1%
	1,475,000		B/Caa2	NANA Development Corp., 9.5%, 3/15/19 (144A)	$1,431,672
				Total Commercial Services & Supplies	$6,244,972
				Transportation - 2.6%
				Airlines - 1.1%
	6,228,000		B-/NR	Gol Finance SA, 9.25%, 7/20/20 (144A)	$6,383,700
	2,050,000		BBB-/NR	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	2,173,000
	4,250,000		BB-/NR	TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	4,611,250
	3,500,000		B/B2	United Continental Holdings, Inc., 6.0%, 7/15/26	3,425,625
					$16,593,575
				Marine - 0.2%
	3,650,000		B+/B2	Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)	$3,723,000
				Railroads - 0.4%
	3,500,000		B+/NR	Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	$2,520,000
	3,370,000		B/B3	Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	3,487,950
					$6,007,950
				Trucking - 0.2%
	5,710,989		NR/Caa2	Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)	$3,797,807
				Airport Services - 0.5%
	3,246,500		CCC-/Caa1	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$3,408,825
	3,900,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	4,080,375
					$7,489,200
				Highways & Railtracks - 0.2%
MXN	47,000,000		BBB/NR	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$3,344,220
				Total Transportation	$40,955,752
				Automobiles & Components - 0.3%
				Auto Parts & Equipment - 0.2%
	3,150,000		B-/B3	Meritor, Inc., 6.75%, 6/15/21	$3,339,000
				Tires & Rubber - 0.1%
	1,000,000		B+/B1	The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	$1,085,000
				Total Automobiles & Components	$4,424,000
				Consumer Durables & Apparel - 1.6%
				Homebuilding - 1.2%
	2,100,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$2,202,375
	9,802,000		NR/NR	Desarrolladora Homex SAB de CV, 12/11/19 (144A) (c)(d)	1,519,310
	800,000		B/B2	KB Home, 7.0%, 12/15/21	860,000
	4,450,000		BB-/Ba3	Lennar Corp., 4.75%, 11/15/22	4,272,000
	2,200,000		B/B2	Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	2,266,000
	5,810,000		B+/B1	Standard Pacific Corp., 6.25%, 12/15/21	6,013,350
	7,500,000		NR/NR	Urbi Desarrollos Urbanos SAB de CV, 2/3/22 (144A) (c)(d)	975,000
					$18,108,035
				Leisure Products - 0.4%
	5,000,000		CCC+/Caa1	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	$4,825,000
				Total Consumer Durables & Apparel	$22,933,035
				Consumer Services - 1.8%
				Car Rental - 0.3%
EURO	3,695,000		NR/B3	EC Finance Plc, 5.125%, 7/15/21 (144A)	$4,931,899
				Casinos & Gaming - 0.9%
EURO	3,285,000		B/B2	Boing Group Financing Plc, 6.625%, 7/15/19 (144A)	$4,304,823
EURO	6,950,000		B+/B3	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	9,514,725
	2,334,717		NR/NR	Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK)	291,840
					$14,111,388
				Hotels, Resorts & Cruise Lines - 0.2%
	2,860,000		B+/B3	Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	$3,138,850
				Restaurants - 0.1%
BRL	4,250,000		NR/Ba2	Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)	$1,775,205
				Education Services - 0.3%
	4,225,000		CCC+/Caa1	Cambium Learning Group, Inc., 9.75%, 2/15/17	$4,225,000
				Total Consumer Services	$28,182,342
				Media - 1.3%
				Broadcasting - 0.5%
	4,000,000		B-/Caa2	Intelsat Luxembourg SA, 7.75%, 6/1/21	$4,090,000
	1,600,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	1,696,000
EURO	1,550,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	2,211,891
					$7,997,891
				Cable & Satellite - 0.5%
	2,025,000		B/B3	Altice SA, 7.75%, 5/15/22 (144A)	$2,070,562
	1,250,000		B+/Ba3	Numericable Group SA, 6.0%, 5/15/22 (144A)	1,256,250
	4,375,000		BB/Ba2	Videotron, Ltd., 5.375%, 6/15/24 (144A)	4,375,000
					$7,701,812
				Movies & Entertainment - 0.2%
	1,025,000		B+/B3	Live Nation Entertainment, Inc., 5.375%, 6/15/22 (144A)	$1,025,000
	1,000,000		B/Caa1	WMG Acquisition Corp., 6.75%, 4/15/22 (144A)	972,500
					$1,997,500
				Publishing - 0.1%
	1,675,000		B-/B3	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	$1,800,625
				Total Media	$19,497,828
				Retailing - 0.7%
				Distributors - 0.1%
	1,250,000		BB-/Ba3	LKQ Corp., 4.75%, 5/15/23	$1,206,250
				Department Stores - 0.2%
	3,850,000		B/NR	Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	$3,946,250
				Computer & Electronics Retail - 0.2%
	2,710,000		B+/B1	Rent-A-Center, Inc., 4.75%, 5/1/21	$2,418,675
				Specialty Stores - 0.2%
	3,205,000		BB-/Ba3	Outerwall, Inc., 5.875%, 6/15/21 (144A)	$3,148,912
				Total Retailing	$10,720,087
				Food & Staples Retailing - 0.2%
				Food Retail - 0.2%
	2,535,000		NR/B1	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$2,496,975
				Total Food & Staples Retailing	$2,496,975
				Food, Beverage & Tobacco - 8.3%
				Distillers & Vintners - 0.3%
	4,829,992		NR/NR	CEDC Finance Corp International, Inc., 9.0%, 4/30/18 (Step)	$4,685,092
				Soft Drinks - 0.2%
	3,200,000		B+/B3	Cott Beverages, Inc., 5.375%, 7/1/22 (144A)	$3,160,000
				Agricultural Products - 0.4%
	4,400,000		B-/NR	Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	$4,037,000
	1,625,000		B/NR	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	1,665,625
					$5,702,625
				Packaged Foods & Meats - 7.0%
	1,960,000		B/B2	Agrokor dd, 8.875%, 2/1/20 (144A)	$2,168,250
EURO	3,200,000		B/B2	Agrokor dd, 9.875%, 5/1/19 (144A)	4,755,773
	4,450,000		B+/B2	CFG Investment SAC, 9.75%, 7/30/19 (144A)	4,338,750
	2,705,000		B/B1	Chiquita Brands International, Inc., 7.875%, 2/1/21	2,894,350
	9,720,000		B+/B2	Corp Pesquera Inca SAC, 9.0%, 2/10/17 (144A)	9,303,984
	6,800,000		B/B3	FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	7,276,000
	4,690,000		BB/Ba3	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	4,947,950
	3,720,000		BB/NR	JBS Investments GmbH, 7.75%, 10/28/20 (144A)	3,989,700
	3,615,000		B/B2	Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	3,615,000
	20,248,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	21,456,809
	6,300,000		CCC/NR	MHP SA, 8.25%, 4/2/20 (144A)	5,828,760
	3,755,000		BB-/B1	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	4,318,250
	18,000,000		BB-/B1	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	19,282,500
	6,500,000		B+/B2	Pesquera Exalmar S.A.A., 7.375%, 1/31/20 (144A)	5,915,000
	5,340,000		B/B2	Post Holdings, Inc., 6.0%, 12/15/22 (144A)	5,286,600
	1,375,000		B/B2	Post Holdings, Inc., 6.75%, 12/1/21 (144A)	1,428,281
	1,675,000		B/B2	Post Holdings, Inc., 7.375%, 2/15/22	1,783,875
	1,144,000		B+/B3	Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)	1,192,620
					$109,782,452
				Tobacco - 0.4%
	7,165,000		B-/Caa1	Alliance One International, Inc., 9.875%, 7/15/21	$7,035,134
				Total Food, Beverage & Tobacco	$130,365,303
				Health Care Equipment & Services - 2.2%
				Health Care Supplies - 0.6%
	5,750,000		B/B3	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$6,166,875
	3,200,000		CCC+/Caa2	Immucor, Inc., 11.125%, 8/15/19	3,520,000
					$9,686,875
				Health Care Services - 0.0%†
	833,000		CCC+/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	$882,980
				Health Care Facilities - 1.3%
	3,390,000		B-/NR	Amsurg Corp., 5.625%, 7/15/22 (144A)	$3,406,950
	6,165,000		B-/B3	CHS, 6.875%, 2/1/22 (144A)	6,303,712
	2,400,000		B-/B3	Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	2,376,000
	4,300,000		BB-/Ba2	LifePoint Hospitals, Inc., 5.5%, 12/1/21 (144A)	4,396,750
	3,945,000		B+/Ba3	Tenet Healthcare Corp., 4.375%, 10/1/21	3,797,062
					$20,280,474
				Managed Health Care - 0.3%
	4,620,000		BB/Ba2	WellCare Health Plans, Inc., 5.75%, 11/15/20	$4,712,400
				Total Health Care Equipment & Services	$35,562,729
				Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
				Biotechnology - 0.7%
	1,740,000		B+/B1	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22 (144A)	$1,746,525
	9,652,000		B-/Caa1	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	9,627,870
					$11,374,395
				Pharmaceuticals - 0.7%
	6,165,000		B+/B1	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$5,949,225
	4,755,000		CCC+/Caa2	JLL, 7.5%, 2/1/22 (144A)	4,897,650
					$10,846,875
				Total Pharmaceuticals, Biotechnology & Life Sciences	$22,221,270
				Banks - 3.7%
				Diversified Banks - 2.5%
	3,485,000	9.25	NR/NR	Access Bank Plc, Floating Rate Note, 6/24/21 (144A)	$3,589,550
TRY	4,500,000		NR/Baa3	Akbank TAS, 7.5%, 2/5/18 (144A)	1,943,425
	6,875,000	9.75	BBB-/NR	Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)	8,335,938
	5,250,000		CCC-/Caa1	Banco de Galicia y Buenos Aires SA, 8.75%, 5/4/18 (144A)	5,197,500
	820,000	9.75	NR/Ca	Banco Macro SA, Floating Rate Note, 12/18/36	729,800
	2,000,000		NR/Baa3	Banco Nacional de Costa Rica, 6.25%, 11/1/23 (144A)	2,050,000
	1,250,000		NR/Baa2	BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)	1,418,750
	4,750,000		BB-/B1	CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	4,701,674
IDR	5,140,000,000		NR/Aaa	Inter-American Development Bank, 7.25%, 7/17/17	442,250
	5,550,000		NR/NR	Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.5%, 10/16/23 (144A)	5,245,860
	1,500,000		NR/Ba2	Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)	1,518,750
	4,500,000		BB+/Ba1	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	4,244,625
					$39,418,122
				Regional Banks - 1.0%
	13,430,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	$14,974,450
				Thrifts & Mortgage Finance - 0.2%
	4,000,000		BB-/Ba3	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$3,860,000
				Total Banks	$58,252,572
				Diversified Financials - 2.8%
				Other Diversified Financial Services - 0.1%
	2,150,000	5.90	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	$2,136,973
				Specialized Finance - 1.3%
	3,045,000		BBB-/NR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$3,364,725
	8,870,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 6/1/22	8,626,075
	3,000,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 7/1/21	2,910,000
	1,600,000	N/A	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond)	1,583,040
	4,000,000		BB-/NR	Unifin Financiera SA de CV, 6.25%, 7/22/19 (144A)	3,941,207
					$20,425,047
				Consumer Finance - 0.6%
	9,395,000		NR/NR	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	$9,347,939
				Asset Management & Custody Banks - 0.3%
	4,800,000		BB/NR	JBS Investment Management, Ltd., 7.25%, 4/3/24	$4,956,000
				Investment Banking & Brokerage - 0.4%
	5,650,000		BBB/NR	UBS AG, 7.625%, 8/17/22	$6,717,556
				Total Diversified Financials	$43,583,515
				Insurance - 5.5%
				Insurance Brokers - 0.9%
GBP	4,840,000		B-/Caa2	Towergate Finance Plc, 10.5%, 2/15/19 (144A)	$7,558,295
GBP	1,200,000	6.03	NR/B1	Towergate Finance Plc, Floating Rate Note, 2/15/18 (144A)	1,944,864
	4,900,000		CCC+/Caa2	USI, Inc. New York, 7.75%, 1/15/21 (144A)	4,863,250
					$14,366,409
				Property & Casualty Insurance - 0.3%
	3,260,000		NR/NR	Dartmouth Aspen, 12/31/14 (c)	$3,160,244
	1,006,000		NR/NR	Kane SAC Limited, Floating Rate Note, 7/30/16	1,033,061
					$4,193,305
				Reinsurance - 4.3%
	250,000		NR/NR	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	$252,550
	1,900,000	6.38	NR/NR	Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24	2,016,375
	450,000	8.10	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	462,825
	725,000	0.02	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	730,872
	250,000	6.23	BB+/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	253,425
	1,925,000	5.29	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	1,935,780
	1,250,000	6.89	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,289,625
	1,250,000	17.98	NR/NR	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	1,302,875
	1,000,000	11.28	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,005,600
	1,500,000	10.28	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,507,050
	400,000	9.03	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	423,880
	750,000	6.68	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	758,175
	500,000	7.40	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	505,750
	1,950,000	5.02	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	1,956,240
	1,500,000	7.43	NR/NR	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,530,000
	2,400,000		NR/NR	Gloucester Kane SAC, Floating Rate Note, 6/12/15	2,148,720
	1,250,000	8.38	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	1,251,000
	1,925,000	13.53	B-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	1,924,422
	903,800		NR/NR	Kane SAC, Ltd, Floating Rate Note, 6/12/15	912,115
	814,976		NR/NR	Kane SAC, Ltd, Floating Rate Note, 7/14/15	773,412
	350,000	4.52	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	347,795
	2,000,000	4.77	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	2,002,400
	1,450,000	4.03	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	1,461,745
	2,150,000	12.02	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	2,199,880
	800,000	8.53	B+/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	844,080
	650,000	0.01	B-/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	678,535
	2,000,000	7.52	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	2,016,200
	900,000	8.52	BB-/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	910,440
	300,000	10.58	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	305,370
	750,000	8.62	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	770,775
	3,450,000	12.03	B-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	3,564,885
	750,000	9.03	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	774,600
	450,000	5.78	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	465,795
	1,800,000	12.78	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,945,260
	950,000	19.03	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,058,775
	1,100,000	10.03	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	1,201,860
	550,000	8.03	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	594,385
	1,850,000	22.03	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	2,176,155
	750,000	9.28	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	780,975
	1,600,000	4.02	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,594,560
	2,350,000		NR/NR	Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)	2,507,685
	3,533		NR/NR	Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)	221,328
	1,000,000		NR/NR	Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (c)	1,029,700
	2,000,000		NR/NR	Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (c)	2,331,600
	8,535,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	9,004,425
	875,000	11.03	NR/NR	Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)	882,175
	950,000	16.27	NR/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	961,875
	375,000	11.27	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	387,900
	900,000	8.52	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	927,360
	250,000	6.27	NR/NR	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	249,125
					$67,138,334
				Total Insurance	$85,698,048
				Real Estate - 1.6%
				Diversified REIT's - 0.2%
	2,565,000		NR/Baa2	Trust F, 5.25%, 12/15/24 (144A)	$2,683,631
				Mortgage REIT's - 0.4%
	6,485,000		NR/NR	NorthStar Realty Finance Corp., 3.0%, 9/30/14	$6,487,951
				Diversified Real Estate Activities - 0.1%
	995,000		B+/B1	Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)	$1,069,625
				Real Estate Operating Companies - 1.0%
	2,450,000		NR/NR	AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$2,505,125
	5,750,000		CCC-/NR	Alto Palermo SA, 7.875%, 5/11/17 (144A)	5,405,000
	7,405,000		CCC-/NR	IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	7,108,800
					$15,018,925
				Total Real Estate	$25,260,132
				Software & Services - 1.8%
				Internet Software & Services - 0.5%
	2,910,000		BB/Ba3	Equinix, Inc., 5.375%, 4/1/23	$2,924,550
	700,000		BB+/Ba1	IAC, 4.875%, 11/30/18	719,250
	4,430,000		BB+/Baa3	VeriSign, Inc., 4.625%, 5/1/23	4,319,250
					$7,963,050
				Data Processing & Outsourced Services - 0.4%
	2,100,000		BB-/Ba2	Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$2,199,750
	2,440,000		BB+/Ba3	Cardtronics, Inc., 5.125%, 8/1/22 (144A)	2,446,100
	1,700,000		BB-/B2	NeuStar, Inc., 4.5%, 1/15/23	1,445,000
					$6,090,850
				Systems Software - 0.7%
	11,940,241		NR/NR	Pegasus Solutions, Inc., 13.0%, 9/15/14 (144A) (d)	$11,104,424
				Home Entertainment Software - 0.2%
	3,225,000		BB+/Ba2	Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	$3,474,938
				Total Software & Services	$28,633,262
				Technology Hardware & Equipment - 1.5%
				Communications Equipment - 0.2%
	1,475,000		B+/B2	CommScope, Inc., 5.0%, 6/15/21 (144A)	$1,460,250
	1,405,000		B+/B2	CommScope, Inc., 5.5%, 6/15/24 (144A)	1,397,975
					$2,858,225
				Computer Storage & Peripherals - 0.7%
	3,900,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 1/1/25 (144A)	$3,841,500
	6,925,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	6,994,250
					$10,835,750
				Electronic Equipment Manufacturers - 0.4%
	6,150,000		B+/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$6,396,000
				Electronic Components - 0.2%
	1,000,000		B+/Ba2	Belden, Inc., 5.25%, 7/15/24 (144A)	$997,500
EURO	1,800,000		B+/Ba2	Belden, Inc., 5.5%, 4/15/23 (144A)	2,506,421
					$3,503,921
				Total Technology Hardware & Equipment	$23,593,896
				Semiconductors & Semiconductor Equipment - 0.7%
				Semiconductor Equipment - 0.2%
	4,025,000		BB-/B3	Entegris, Inc., 6.0%, 4/1/22 (144A)	$4,155,812
				Semiconductors - 0.5%
	5,070,000		B/B2	Advanced Micro Devices, Inc., 6.75%, 3/1/19 (144A)	$5,196,750
	1,965,000		B/B2	Advanced Micro Devices, Inc., 7.0%, 7/1/24 (144A)	1,915,875
CNY	14,000,000		BB-/NR	LDK Solar Co., Ltd., 10.0%, 2/28/14 (d)	294,537
					$7,407,162
				Total Semiconductors & Semiconductor Equipment	$11,562,974
				Telecommunication Services - 6.1%
				Integrated Telecommunication Services - 3.7%
	4,790,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20	$5,197,150
	4,015,000		CCC+/Caa1	Cincinnati Bell, Inc., 8.75%, 3/15/18	4,203,705
COP	1,626,000,000		NR/Ba1	Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)	804,376
	5,200,000		BB-/Ba2	Frontier Communications Corp., 7.125%, 1/15/23	5,382,000
	2,940,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	3,388,350
	10,345,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	11,793,300
	500,000		B+/B3	GCI, Inc., 6.75%, 6/1/21	501,250
EURO	1,600,000		B+/B1	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 (144A)	2,335,136
	1,760,000		B/B1	Windstream Corp., 6.375%, 8/1/23	1,738,000
	6,285,000		B/B1	Windstream Corp., 7.5%, 6/1/22	6,772,088
	2,300,000		B/B1	Windstream Corp., 7.75%, 10/1/21	2,481,125
	6,765,000		B/B1	Windstream Corp., 7.75%, 10/15/20	7,238,550
	5,700,000		B/B1	Windstream Corp., 8.125%, 9/1/18	5,942,250
					$57,777,280
				Wireless Telecommunication Services - 2.4%
	2,800,000		BB-/B1	Altice Financing SA, 6.5%, 1/15/22 (144A)	$2,877,000
	600,000		B-/B3	Altice Finco SA, 8.125%, 1/15/24 (144A)	637,500
	3,600,000		NR/Caa1	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	3,879,000
	4,300,000		B-/Caa1	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	4,343,000
	2,880,000		BB/Ba3	T-Mobile USA, Inc., 6.542%, 4/28/20	3,009,600
	1,940,000		BB/Ba3	T-Mobile USA, Inc., 6.633%, 4/28/21	2,037,000
	1,300,000		BB/Ba3	T-Mobile USA, Inc., 6.731%, 4/28/22	1,361,750
	2,750,000		NR/NR	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	2,826,139
	7,800,000		BB/Ba3	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)	8,004,750
	4,875,000		BB/Ba3	VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	4,966,162
RUB	161,000,000		BB/Ba3	VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	4,196,140
					$38,138,041
				Total Telecommunication Services	$95,915,321
				Utilities - 3.1%
				Electric Utilities - 1.0%
	5,681,000		CCC-/NR	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)	$4,487,990
	7,150,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	7,265,330
	811,000		CCC-/Caa3	Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)	624,470
	2,995,000	8.75	BB+/Ba1	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	3,534,100
	84,335		B-/B1	FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	82,736
	225,163		B-/Ba2	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	220,660
					$16,215,286
				Gas Utilities - 0.6%
	2,437,000		B-/B2	Star Gas Partners LP, 8.875%, 12/1/17	$2,564,942
	5,713,202		CCC-/Caa1	Transportadora de Gas del Sur SA, 9.625%, 5/14/20	5,841,749
					$8,406,691
				Multi-Utilities - 0.6%
	5,525,000		NR/Caa2	DTEK Finance Plc, 7.875%, 4/4/18 (144A)	$4,117,230
	5,422,914		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	5,477,143
					$9,594,373
				Independent Power Producers & Energy Traders - 0.9%
	1,350,000		BB-/Ba3	AES Corp. Virginia, 5.5%, 3/15/24	$1,323,000
	940,000		NR/Baa3	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	1,019,900
	1,500,000		B+/B1	InterGen NV, 7.0%, 6/30/23 (144A)	1,492,500
	66,975		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	66,017
	7,100,000		BB-/B1	NRG Energy, Inc., 6.25%, 5/1/24 (144A)	7,100,000
	357,000		BB+/Ba1	NSG Holdings LLC, 7.75%, 12/15/25 (144A)	385,560
	2,290,000		NR/NR	SunPower Corp., 0.875%, 6/1/21 (144A)	2,577,681
					$13,964,658
				Total Utilities	$48,181,008
				TOTAL CORPORATE BONDS
				(Cost $1,179,921,741)	$1,163,943,463

				FOREIGN GOVERNMENT BONDS - 5.5%
	5,250,000		BBB-/NR	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$5,210,625
BRL	2,112,000		BBB-/Baa2	Brazilian Government International Bond, 10.25%, 1/10/28	949,674
	6,200,000		CCC-/Caa2	City of Buenos Aires Argentina, 12.5%, 4/6/15 (144A)	6,169,000
	2,510,000		NR/NR	Ecuador Government International Bond, 7.95%, 6/20/24 (144A)	2,616,675
GHS	5,400,000		NR/B2	Ghana Government Bond, 19.24%, 5/30/16	1,438,800
GHS	2,000,000		NR/NR	Ghana Government Bond, 26.0%, 6/5/17	579,053
IDR	53,000,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/22	4,303,174
IDR	81,459,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	6,782,680
IDR	11,650,000,000		NR/Aaa	Inter-American Development Bank, 4.5%, 2/4/16	971,445
INR	241,840,000		NR/Aaa	International Finance Corp., 7.75%, 12/3/16	4,031,090
	2,175,000		B+/NR	Kenya Government International Bond, 5.875%, 6/24/19 (144A)	2,240,685
	4,355,000		NR/NR	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	4,622,615
MXN	4,800,000		A/A3	Mexican Bonos, 7.5%, 6/3/27	406,472
MXN	226,166,160		A/A3	Mexican Udibonos, 2.0%, 6/9/22	16,949,455
MXN	10,537,287		A/A3	Mexican Udibonos, 3.5%, 12/14/17	869,094
NGN	542,795,000		B+/Ba3	Nigeria Government Bond, 16.0%, 6/29/19	3,956,235
	3,282,480		CCC-/NR	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	3,233,243
	3,025,000		CCC-/Caa2	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	2,798,125
	1,125,000		CCC-/Caa2	Provincia de Buenos Aires Argentina, 11.75%, 10/5/15 (144A)	1,063,125
	2,132,000		CCC-/NR	Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)	2,089,360
	2,335,000		B/B2	Republic of Ghana, 7.875%, 8/7/23 (144A)	2,260,560
RON	24,770,000		BBB-/NR	Romania Government Bond, 5.85%, 4/26/23	8,473,535
RON	1,220,000		BB+/Baa3	Romania Government Bond, 5.95%, 6/11/21	408,697
	2,000,000		B/NR	Rwanda International Government Bond, 6.625%, 5/2/23 (144A)	2,080,000
	575,000		CCC/Caa3	Ukraine Government International Bond, 6.75%, 11/14/17 (144A)	546,538
	1,650,000		CCC/Caa3	Ukraine Government International Bond, 7.8%, 11/28/22 (144A)	1,579,875
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $95,914,348)	$86,629,830

				SUPRANATIONAL BONDS - 0.3%
INR	240,670,000		NR/Aaa	International Finance Corp., 8.25%, 6/10/21	$4,222,789
				TOTAL SUPRANATIONAL BONDS
				(Cost $3,996,513)	$4,222,789

				MUNICIPAL BONDS - 0.1%
				Municipal General - 0.1%
	8,875,000	0.00	NR/NR	Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)	$874,099
				TOTAL MUNICIPAL BONDS
				(Cost $8,858,988)	$874,099

				SENIOR FLOATING RATE LOAN INTERESTS - 5.1%**
				Energy - 0.7%
				Oil & Gas Equipment & Services - 0.1%
	1,200,000	5.75	B-/B2	FTS International, Inc., Initial Term Loan, 4/16/21	$1,213,178
				Oil & Gas Exploration & Production - 0.4%
	6,970,000	0.00	NR/NR	American Energy Partners, Inc., Term Loan, 6/17/15	$6,970,000
				Coal & Consumable Fuels - 0.2%
	4,700,000	18.16	NR/NR	Bumi Resources Tbk PT, Term Loan, 8/15/13	$2,820,000
	792,928	6.04	NR/NR	Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (d)	356,818
					$3,176,818
				Total Energy	$11,359,996
				Capital Goods - 0.7%
				Aerospace & Defense - 0.6%
	3,777,207	5.00	B/B2	DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18	$3,812,638
	2,650,539	6.48	BB/B1	Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14	2,557,770
	1,377,867	3.48	B-/Caa1	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	1,326,197
	1,712,338	5.00	B/B2	Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18	1,722,506
					$9,419,111
				Industrial Conglomerates - 0.1%
	1,418,897	4.50	B+/B2	Pro Mach, Inc., Term Loan, 7/6/17	$1,429,539
				Total Capital Goods	$10,848,650
				Commercial Services & Supplies - 0.2%
				Diversified Support Services - 0.0%†
	1,926,073	10.00	NR/NR	IAP Worldwide Services, Inc., Term Loan (First Lien) Retired 07/18/2014, 12/31/15 (d)	$558,561
				Security & Alarm Services - 0.2%
	2,263,118	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	$2,264,885
				Total Commercial Services & Supplies	$2,823,446
				Transportation - 0.1%
				Air Freight & Logistics - 0.1%
	999,900	6.75	B-/B2	Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19	$1,003,025
				Total Transportation	$1,003,025
				Automobiles & Components - 0.2%
				Auto Parts & Equipment - 0.2%
	3,198	3.75	BB/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$3,203
	3,111,798	4.25	NR/NR	TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	3,118,606
					$3,121,809
				Total Automobiles & Components	$3,121,809
				Media - 0.2%
				Advertising - 0.1%
	2,187,507	6.75	B/NR	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	$2,172,696
				Cable & Satellite - 0.1%
	1,349,908	4.75	B/Ba3	WideOpenWest Finance LLC, Term B Loan, 4/1/19	$1,356,129
				Total Media	$3,528,825
				Retailing - 0.4%
				Automotive Retail - 0.4%
	6,023,750	5.75	B+/B2	CWGS Group LLC, Term Loan, 2/20/20	$6,083,988
				Total Retailing	$6,083,988
				Food & Staples Retailing - 0.1%
				Food Distributors - 0.1%
	1,034,998	5.75	B/B2	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$1,038,448
				Total Food & Staples Retailing	$1,038,448
				Health Care Equipment & Services - 0.9%
				Health Care Services - 0.8%
	1,039,503	4.25	B+/B1	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	$1,040,153
	1,291,609	6.75	B+/B1	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	1,297,664
	417,670	6.50	NR/B1	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	423,413
	696,116	6.50	B/B1	BioScrip, Inc., Initial Term B Loan, 7/31/20	705,688
	1,029,538	6.50	B+/B2	Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19	1,031,945
	2,543,625	4.75	B/B1	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	2,555,282
	1,488,750	6.75	B/B2	National Surgical Hospitals, Inc., Term Loan, 8/1/19	1,495,263
	1,872,000	6.00	B/NR	Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19	1,874,340
	1,423,375	7.25	NR/NR	Virtual Radiologic Corp., Term Loan A, 12/22/16	1,056,856
					$11,480,604
				Managed Health Care - 0.1%
	1,066,897	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$1,076,232
	775,662	9.75	B+/B2	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	778,571
					$1,854,803
				Total Health Care Equipment & Services	$13,335,407
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Pharmaceuticals - 0.1%
	977,625	5.00	B/NR	Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20	$982,819
				Total Pharmaceuticals, Biotechnology & Life Sciences	$982,819
				Insurance - 0.1%
				Multi-line Insurance - 0.1%
	1,855,032	4.25	B/B1	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$1,859,267
				Total Insurance	$1,859,267
				Software & Services - 1.0%
				Application Software - 1.0%
	12,619,334	8.50	B-/B1	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$12,617,366
	3,500,000	9.75	CCC+/Caa1	Vertafore, Inc., Term Loan (Second Lien), 10/29/17	3,566,720
					$16,184,086
				Total Software & Services	$16,184,086
				Technology Hardware & Equipment - 0.1%
				Electronic Components - 0.1%
	2,177,194	5.00	B/B2	Scitor Corp., Term Loan, 2/15/17	$2,155,858
				Total Technology Hardware & Equipment	$2,155,858
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	4,780,000	4.48	NR/NR	Level 3 Financing, Inc., Bridge Loan, 6/15/15	$4,780,000
				Total Telecommunication Services	$4,780,000
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $82,220,951)	$79,105,624
	Shares
				RIGHTS / WARRANTS - 0.0%†
				Energy - 0.0%†
				Oil & Gas Equipment & Services - 0.0%†
	2,275			Green Field Energy Services, Inc., 11/15/21 (144A)	$2,286
				Total Energy	$2,286
				Automobiles & Components - 0.0%†
				Auto Parts & Equipment - 0.0%†
	990			Lear Corp., 11/9/14	$186,907
				Total Automobiles & Components	$186,907
				Food, Beverage & Tobacco - 0.0%†
				Distillers & Vintners - 0.0%†
	5,578,091			Belvedere SA, 12/23/16	$373,425
				Total Food, Beverage & Tobacco	$373,425
				TOTAL RIGHTS / WARRANTS
				(Cost $447,730)	$562,618

				TOTAL INVESTMENT IN SECURITIES - 97.1%
				(Cost $1,547,003,641) (a)	$1,516,909,157
				OTHER ASSETS & LIABILITIES - 2.9%	$45,640,851
				TOTAL NET ASSETS - 100.0%	$1,562,550,008

				WRITTEN CALL OPTION - (0.0%)†
	(4,923,449)			Call USD/Put TRY @ 2.95, 12/1/15	$(4,753)
				TOTAL WRITTEN CALL OPTION
				(Paid $(81,114))	$(4,753)

	*			Non-income producing security.

	†			Amount rounds to less than 0.1 and (0.1)%.

	NR			Not rated by either S&P or Moody's.

	REIT			Real Estate Investment Trust.

	(G.D.R.)			Global Depositary Receipts.

	(Perpetual)			Security with no stated maturity date.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(PIK)			Represents a pay in kind security.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2014, the value of these securities amounted to $856,002,830 or 54.8% of total net assets.

	(a)			At July 31, 2014, the net unrealized depreciation on investments based on
				cost for federal income tax purposes of $1,557,028,073 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$62,173,859

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(102,292,775)

				Net unrealized depreciation	$(40,118,916)

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)			Security is in default and is non-income producing.

	(e)			Security is valued using fair value methods (other than prices supplied by independent pricing services).

	NOTE:			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	BRL			Brazilian Real
	CAD			Canadian Dollar
	CNY			New Chinese Yuan
	COP			Columbian Peso
	EURO			Euro
	GBP			British Pound Sterling
	GHS			Ghanaian Cedi
	IDR			Indonesian Rupiah
	INR			Indian Rupee
	MXN			Mexican Peso
	NGN			Nigerian Naira
	NOK			Norwegian Krone
	RON			Romanian Leu
	RUB			Russian Ruble
	TRY			Turkish Lira

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds
	Materials
	Diversified Metals & Mining	$-	$-	$3,385,000	$3,385,000
	All Other Convertible Corporate Bonds	-	69,667,524	-	69,667,524
	Preferred Stocks	-	-	-	-
	Transportation
	Air Freight & Logistics	-	3,770,987	-	3,770,987
	Consumer Services
	Hotels, Resorts & Cruise Lines	-	1,422,700	-	1,422,700
	Diversified Financials
	Consumer Finance	-	3,100,000	-	3,100,000
	Insurance
	Reinsurance	-	-	18,439,497	18,439,497
	All Other Preferred Stocks	-	22,592,660	-	22,592,660
	Convertible Preferred Stocks	1,632,641	-	-	1,632,641
	Common Stock	-	-	-	-
	Capital Goods
	Building Products	-	-	700,002	700,002
	Transportation
	Air Freight & Logistics	-	1,742,015	-	1,742,015
	Consumer Services
	Hotels, Resorts & Cruise Lines	-	49,569	-	49,569
	Education Services	-	402,938	-	402,938
	Real Estate
	Real Estate Development	-	724,097	-	724,097
	All Other Common Stock	6,907,196	-	-	6,907,196
	Asset Backed Securities	-	25,038,775	-	25,038,775
	Collateralized Mortgage Obligations	-	21,995,133	-	21,995,133
	Corporate Bonds	-	-	-	-
	Insurance	-	-	-	-
	Property and Casualty Insurance	-	-	4,193,305	4,193,305
	Reinsurance	-	59,362,494	7,775,840	67,138,334
	All Other Corporate Bonds	-	1,092,611,824		1,092,611,824
	Foreign Government Bonds	-	86,629,830	-	86,629,830
	Supranational		4,222,789		4,222,789
	Municipal Bonds	-	874,099	-	874,099
	Senior Floating Rate Loan Interests	-	79,105,624	-	79,105,624
	Rights / Warrants	560,332	2,286	-	562,618
	Total	$9,100,169	$1,473,315,344	$34,493,644	$1,516,909,157

	Other Financial Instruments
	Written Option	$-	$(4,753)	$-	$(4,753)
	Unrealized depreciation on forward foreign currency contracts	-	(901,246)	-	(901,246)
	Total Other Financial Instruments	$-	$(905,999)	$-	$(905,999)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Common Stocks	Preferred Stocks	Corporate Bonds	Municipal Bonds	Convertible Corporate Bonds	Total

	Balance as of 10/31/13	$1,442,957	$12,168,900	$6,589,185	$2,662,500	$-	$22,863,542
	Realized gain (loss)1	6,292,479	361,498	17,332	-	-	6,671,309
	Change in unrealized appreciation (depreciation)2	(6,969,274)	1,647,910	(3,803,052)	-	-	(9,124,416)
	Purchases	-	11,157,450	14,715,680	-	3,385,000	29,258,130
	Sales	(66,160)	(6,896,261)	(5,550,000)	(1,788,401)	-	(14,300,822)
	Transfers in to Level 3*	-	-	-	-	-	-
	Transfers out of Level 3*	-	-	-	(874,099)	-	(874,099)
	Balance as of 7/31/14	$700,002	$18,439,497	$11,969,145	$-	$3,385,000	$34,493,644

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values.

	During the period ended July 31, 2014, there one security valued at $874,099 transferred from level 3 to level 2.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 7/31/14	(9,124,416)
 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Goodwin
                          -----------------------
                          Mark Goodwin, Executive Vice President

Date September 29, 2014

By (Signature and Title)* /s/ Mark Bradley
                          -----------------
                          Mark Bradley, Treasurer

Date September 29, 2014

* Print the name and title of each signing officer under his or her signature.